Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Summary of fair value of plan assets	The proportions of the total fair value of assets in the pension plans for each asset class at 31 December were as follows.

	2023		2022
Equities	16.6%		18.0%
– Quoted(a)		11.1%		12.3%
– Private(b)		5.5%		5.7%
Bonds(c)	47.4%		58.1%
– Government fixed income		21.6%		24.6%
– Government inflation-linked		1.6%		5.0%
– Corporate and other publicly quoted		16.5%		19.6%
– Private		7.7%		8.9%
Property(d)	8.7%		10.0%
– Quoted property funds		2.5%		2.9%
– Unquoted property funds		6.2%		7.1%
Qualifying insurance policies(e)	24.9%		9.7%
Cash and other(f)(g)	2.4%		4.2%
Total	100.0%		100.0%
(a)The holdings of quoted equities are invested in either pooled funds or segregated accounts held in the name of the relevant pension funds. These equity portfolios are well diversified in terms of the geographic distribution and market sectors.
(b)Investments in private equity, private debt and property are less liquid than the other investment classes listed above and therefore the Group’s investment in those asset classes is restricted to a level that does not endanger the liquidity of the pension plans.
(c)The holdings of government bonds are generally invested in the debt of the country in which a pension plan is situated. Corporate and other quoted bonds are usually of investment grade.
Private debt is mainly held in the North American and UK pension funds and is invested in North American and European companies.
(d)The property funds held by pension plans are invested in a diversified range of properties.
(e)Qualifying insurance policies are held with insurance companies that are regulated by the relevant local authorities. In October 2023, the trustee of the Rio Tinto 2009 Pension Fund purchased a buy-in contract for US$1.7 billion, largely through an in specie transfer of assets. The value of those policies is calculated by the local actuaries using assumptions consistent with those adopted for valuing the insured obligations.
(f)The holdings of cash and other are predominantly cash and short-term money market instruments.
(g)The Group makes limited use of futures, repurchase agreements and other instruments to manage the interest rate risk in some of its plans. Fund managers may also use derivatives to hedge currency movements within their portfolios and, in the case of bond managers, to take positions that could be taken using direct holdings of bonds but more efficiently. Exposure to these instruments is closely monitored and maintained at a level that does not endanger the liquidity of any pension plan.
Summary of maturity of defined benefit obligations	An approximate analysis of the maturity of the obligations is given in the table below.

	Pension benefits	Other benefits	2023 Total	2022 Total	2021 Total
Proportion relating to current employees	17%	15%	17%	18%	20%
Proportion relating to former employees not yet retired	9%	—%	9%	9%	11%
Proportion relating to retirees	74%	85%	74%	73%	69%
Total	100%	100%	100%	100%	100%
Average duration of obligations (years)	10.8	10.8	10.8	11.4	13.8

Summary of geographical distribution of defined benefit obligations	An approximate analysis of the geographic distribution of the obligations is given in the table below:

	Pension benefits	Other benefits	2023 Total	2022 Total	2021 Total
Canada	58%	50%	57%	58%	55%
UK	26%	1%	25%	24%	28%
US	8%	46%	10%	10%	10%
Switzerland	6%	—%	6%	6%	5%
Other	2%	3%	2%	2%	2%
Total	100%	100%	100%	100%	100%

Summary of total expense recognised in the income statement	Total expense recognised in the income statement

	Pension benefits US$m	Other benefits US$m	2023 Total US$m	2022 Total US$m	2021 Total US$m
Current employer service cost for defined benefit plans	(76)	(3)	(79)	(143)	(167)
Past service credit/(cost)	88	(1)	87	—	(2)
Settlement losses	—	—	—	—	(3)
Net interest on net defined benefit liability	13	(34)	(21)	(36)	(52)
Non-investment expenses paid from the plans	(20)	—	(20)	(13)	(15)
Total defined benefit credit/(expense)	5	(38)	(33)	(192)	(239)
Current employer service cost for defined contribution and industry-wide plans	(414)	(2)	(416)	(367)	(315)
Total expense recognised in the income statement	(409)	(40)	(449)	(559)	(554)

Summary of total amount recognised in other comprehensive income before tax	Total amount recognised in other comprehensive income before tax

	2023 US$m	2022 US$m	2021 US$m
Actuarial (losses)/gains	(407)	3,410	655
Impact of buy-in(a)	(216)	—	—
Return on assets, net of interest on assets	222	(2,831)	371
Losses on application of asset ceiling	(60)	(1)	—
Re-measurement (losses)/gains on pension and post-retirement healthcare plans	(461)	578	1,026
(a)In October 2023, the trustee of the Rio Tinto 2009 Pension Fund (RT09), a UK based scheme, purchased a bulk annuity contract - buy-in contract - which covers all scheme members. The bulk annuity contract is a Fund asset which provides an income to the RT09 which matches the pension paid out by the Fund. No formal decision to progress to buy-out and winding up of the RT09 can be made until such time as the Company and trustee agree on a number of key areas, including use of any residual surplus. As such, the trustee retains the legal responsibility to make benefit payments and the loss arising on this transaction was charged to Other Comprehensive Income.

Summary of amount recognised in balance sheet	The following amounts were measured in accordance with IAS 19 at 31 December.

	2023			2022
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Total fair value of plan assets	11,138	—	11,138	10,708
Present value of obligations – funded	(10,799)	—	(10,799)	(10,226)
Present value of obligations – unfunded	(368)	(628)	(996)	(951)
Present value of obligations – total	(11,167)	(628)	(11,795)	(11,177)
Effect of asset ceiling	(66)	—	(66)	(1)
Net deficit to be shown in the balance sheet	(95)	(628)	(723)	(470)
Comprising:
– Deficits	(561)	(628)	(1,189)	(1,294)
– Surpluses	466	—	466	824
Net (deficit)/surplus on pension plans	(95)	—	(95)	152
Unfunded post-retirement healthcare obligation	—	(628)	(628)	(622)

Summary of funding policy and contributions to plans	The Group reviews the funding position of its pension plans on a regular basis and considers whether to provide funding above the minimum level required in each country. In Canada and the US the minimum level is prescribed by legislation. In the UK and Switzerland the minimum level is negotiated with the local trustee in accordance with the funding guidance issued by the local regulators. In deciding whether to provide funding above the minimum level, we consider other possible uses of cash elsewhere, the local sponsoring entity’s tax situation and any strategic advantage we might obtain. The Group does not generally pre-fund post-retirement healthcare arrangements.

	2023			2022	2021
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m	Total US$m
Contributions to defined benefit plans	205	32	237	211	464
Contributions to defined contribution plans	408	2	410	363	311
Total	613	34	647	574	775

Summary of movement in net defined benefit liability	A summary of the movement in the net defined benefit liability is shown in the first table below. The subsequent tables provide a more detailed analysis of the movements in the present value of the obligations and the fair value of assets.

	2023			2022
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Change in the net defined benefit liability
Net defined benefit surplus/(liability) at the start of the year	152	(622)	(470)	(1,028)
Amounts recognised in income statement	5	(38)	(33)	(192)
Amounts recognised in other comprehensive income	(468)	7	(461)	578
Employer contributions	205	32	237	211
Assets transferred to defined contribution section	(6)	—	(6)	(4)
Currency exchange rate gains/(losses)	17	(7)	10	(35)
Net defined benefit liability at the end of the year	(95)	(628)	(723)	(470)

	2023			2022
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Change in present value of obligation
Present value of obligation at the start of the year	(10,555)	(622)	(11,177)	(15,728)
Current employer service costs	(76)	(3)	(79)	(143)
Past service credit/(cost)	88	(1)	87	—
Settlements	4	—	4	—
Interest on obligation	(499)	(34)	(533)	(370)
Contributions by plan participants	(19)	—	(19)	(20)
Benefits paid	716	32	748	783
Experience (losses)/gains	(69)	29	(40)	(170)
Changes in financial assumptions (losses)/gains	(393)	(25)	(418)	3,563
Changes in demographic assumptions gains	48	3	51	17
Currency exchange rate (losses)/gains	(412)	(7)	(419)	891
Present value of obligation at the end of the year	(11,167)	(628)	(11,795)	(11,177)

	2023			2022
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Change in plan assets
Fair value of plan assets at the start of the year	10,708	—	10,708	14,700
Settlements	(4)	—	(4)	—
Interest on assets	512	—	512	334
Contributions by plan participants	19	—	19	20
Contributions by employer	205	32	237	211
Benefits paid	(716)	(32)	(748)	(783)
Non-investment expenses	(20)	—	(20)	(13)
Return on plan assets, net of interest on assets	222	—	222	(2,831)
Impact of buy-in	(216)	—	(216)	—
Assets transferred to defined contribution section	(6)	—	(6)	(4)
Currency exchange rate gains/(losses)	434	—	434	(926)
Fair value of plan assets at the end of the year	11,138	—	11,138	10,708

Summary of main assumptions rate for valuations of plans and sensitivity analysis

Key estimate - Estimation of obligations for post-employment costs
The value of the Group’s obligations for post-employment benefits is dependent on the amount of benefits that are expected to be paid out, discounted to the balance sheet date. The most significant assumptions used in accounting for pension plans are:
–The discount rate - used to determine the net present value of the obligations, the interest cost on the obligations and the interest income on plan assets. We use the yield from high-quality corporate bonds with maturities and terms that match those of the post-employment obligations as closely as possible. Where there is no developed corporate bond market in a currency, the rate on government bonds is used.
–The long-term inflation rate - used to project increases in future benefit payments for those plans that have benefits linked to inflation. The assumption regarding future inflation is based on market yields on inflation linked instruments, where possible, combined with consensus views.
–The mortality rates - used to project the period over which benefits will be paid, which is then discounted to arrive at the net present value of the obligations. The Group reviews the actual mortality rates of retirees in its major pension plans on a regular basis and uses these rates to set its current mortality assumptions. It also uses its judgement with respect to allowances for future improvements in longevity having regard to standard improvement scales in each relevant country and after taking external actuarial advice.
The weighted-average assumptions used for the valuation at year end are summarised below:

	Canada	UK	US	Switzerland
At 31 December 2023
Discount rate	4.6%	4.5%	4.8%	1.5%
Long-term inflation(a)	1.9%	3.1%	2.2%	1.2%
Rate of increase in pensions	0.2%	2.6%	—%	2.3%

At 31 December 2022
Discount rate	5.0%	4.9%	5.3%	2.3%
Long-term inflation(a)	2.1%	3.3%	2.4%	1.2%
Rate of increase in pensions	0.5%	2.8%	—%	3.4%
(a)The long-term inflation assumption shown for the UK is for the Retail Price Index. The assumption for the Consumer Price Index at 31 December 2023 was 2.5% (2022: 2.7%).

		2023		2022
		Approximate (increase)/ decrease in obligations		Approximate (increase)/ decrease in obligations
Assumption	Change in assumption	Pensions US$m	Other US$m	Pensions US$m	Other US$m
Discount rate	Increase of 0.5 percentage points	460	31	483	32
	Decrease of 0.5 percentage points	(514)	(33)	(510)	(34)
Long-term inflation	Increase of 0.5 percentage points	(183)	(9)	(174)	(10)
	Decrease of 0.5 percentage points	176	8	168	9
Demographic – allowance for future improvements in longevity	Participants assumed to have the mortality rates of individuals who are one year older	244	7	241	8
	Participants assumed to have the mortality rates of individuals who are one year younger	(244)	(7)	(241)	(8)